Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Restricted Cash and Investments [Abstract]
Restricted Cash

Note 3: Restricted Cash

Restricted cash was as follows:

	June 30,	December 31,
($ in millions)	2017	2016
Escrow deposits on VOI sales	$38	$81
Reserves related to non-recourse debt(1)	24	22

	$62	$103

(1)	See Note 7: Debt & Non-recourse debt for further discussion.

Note 3: Restricted Cash

Restricted cash was as follows:

	December 31,
($ in millions)	2016	2015
Escrow deposits on VOI sales	$81	$58
Reserves related to non-recourse debt(1)	22	17

	$103	$75

(1)	See Note 10: Debt & Non-recourse debt for further discussion.